DIVESTITURES	12 Months Ended
Dec. 31, 2016
DIVESTITURES
DIVESTITURES

NOTE 3-DIVESTITURES

During the year ended December 31, 2012, the Company completed its divestiture of the IPTV equipment business.

IPTV operations

On August 31, 2012, the Company completed a sale of its IPTV business to an entity founded by our former CEO (the Buyer”), for an aggregate purchase price of $30.0 million related to the net liabilities transferred.

The Company are still the primary obligor for certain contracts that some customers were not willing to assign to the Buyer. Even though the Company signed back-to-back contracts to transfer all obligations and associated economic risks and benefits to the Buyer, from the customer point of view, the Company is still the sole and only obligor to their contracts. If the Buyer fails to fulfill its obligations with respect to these un-assigned contracts with the Company, the Company is still obligated to fulfill its obligations under the un-assigned contracts. Therefore, the Company did not derecognize the related liabilities of those un-assigned contracts. According to the back-to-back contracts with the Buyer, all of the obligations and associated economic risks and benefits of the un-assigned customer contracts were transferred to the Buyer. Therefore, the Company recorded the portion of the payment made to the Buyer at the time of the divestiture as service cost payment to fulfill the remaining liabilities related to those un-assigned contracts. As of August 31, 2012, the Company had both liabilities and assets of $47.3 million related to those un-assigned contracts. The following is a summary of the assets and liabilities related to the un-assigned customer contracts as of August 31, 2012 (in millions):

Million
Deferred revenues	$10.0
Customer advances	37.3

Total liabilities associated with the un-assigned IPTV contracts	$47.3

Deferred contract costs	24.6
Deferred contract service costs to Buyer	22.7

Total assets associated with the un-assigned IPTV contracts	$47.3

The Company continues to recognize revenue for those un-assigned contracts when the revenue recognition criteria as mentioned above are met. At the same time, the Company recognizes an equal amount of the deferred costs associated with those contracts. Therefore, there is no gross margin impact from the future revenue recognition of these un-assigned contracts. The Company continues to derecognize both the liabilities and deferred costs when the related contracts are legally assigned subsequently. During the years ended December 31,2016, 2015 and 2014, the Company recorded $0.3 million, $3.6 million, and $4.3 million, respectively, in revenues and related costs in the Consolidated Statements of Operations and Comprehensive Loss due to meeting the revenue recognition criteria. As of December 31, 2016, the Company had both liabilities and deferred costs of $10.2 million, respectively, related to these remaining un-assigned contracts.

On August 31, 2012, UTStarcom Hong Kong Holdings Ltd., a subsidiary prior to its disposal to the buyer as part of the sale of the IPTV business, issued a convertible bond (the “Convertible Bond”) to UTStarcom Hong Kong Ltd., a subsidiary of the Company, in the principal amount of $20.0 million.  According to the terms of the Convertible Bond, the Convertible Bond bears interest at 6.5% per annum and were mature on August 31, 2017 (the “Maturity Date”). On or prior to the Maturity Date, upon UTStarcom Hong Kong Holdings Ltd achieving breakeven on its statement of operations (the “P&L run-rate breakeven”), $5.0 million of principal of the Convertible Bond was to be converted into 8% of the outstanding shares of UTStarcom Hong Kong Holding Ltd. At the Maturity Date, the Company has the option to convert the outstanding principal amount of the Convertible Bond and all accrued and unpaid interest into fully paid and nonassessable ordinary shares of UTStarcom Hong Kong Holding Ltd. equal to 25% (if 8% of shares specified above have been issued), 33% of the outstanding shares of UTStarcom Hong Kong Holding Ltd or to receive repayment in cash. On April 7, 2015, the Company entered an agreement with UTStarcom Hong Kong Holdings Ltd., which is an unaffiliated entity of the Company, for the early repayment and conversion of the $20.0 million Convertible Bond. The agreement was effective on April 7, 2015. Pursuant to the agreement, UTStarcom Hong Kong Holdings Ltd. paid $10.0 million in cash to the Company as partial payment of the principal of the Convertible Bond. The remaining principal and the interest of the Convertible Bond were converted to 14% equity interest of UTStarcom Hong Kong Holdings Ltd. See Note 6-Cash, Cash Equivalents and Investments.